CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD	Total	Share Capital [Member]	Reserves [Member]	Accumulated Deficit [Member]	Non-controlling Interests [Member]
Beginning Balance (shares) at Dec. 31, 2015	286,884,616
Beginning Balance at Dec. 31, 2015	CAD 100,155,637	CAD 110,024,398	CAD 7,530,180	CAD (17,398,941)
Statement [Line Items]
Exercise of warrants (shares)	14,787,443
Exercise of warrants	CAD 9,366,182	10,300,543	(934,361)
Exercise of options (shares)	2,941,666
Exercise of options	CAD 1,217,060	1,943,634	(726,574)
Share issuance costs	CAD (12)	(12)
Issue of shares for exploration and evaluation assets (shares)	49,861
Issue of shares for exploration and evaluation assets	CAD 48,864	48,864
Issue of shares on convertible debenture financing (shares)	1,005,586
Issue of shares on convertible debenture financing	CAD 2,292,480	2,292,480
Issue of shares on convertible debenture interest payment (shares)	521,115
Issue of shares on convertible debenture interest payment	CAD 1,125,608	1,125,608
Share-based payments	11,136,420		11,136,420
Issue of shares of subsidiary to non-controlling interests	11,195,692			1,548,793	CAD 9,646,899
Loss for the period	CAD (17,531,665)			(16,893,468)	(638,197)
Ending Balance (shares) at Dec. 31, 2016	306,190,287
Ending Balance at Dec. 31, 2016	CAD 119,006,266	125,735,515	17,005,665	(32,743,616)	9,008,702
Statement [Line Items]
Exercise of warrants (shares)	5,714,286
Exercise of warrants	CAD 2,857,143	2,857,143
Exercise of options (shares)	1,424,445
Exercise of options	CAD 1,128,032	1,981,132	(853,100)
Share issuance costs	CAD (2,519,632)	(2,519,632)
Issue of shares for cash from private placement (shares)	24,146,424
Issue of shares for cash from private placement	CAD 62,745,000	62,745,000
Issue of shares for exploration and evaluation assets (shares)	111,110
Issue of shares for exploration and evaluation assets	CAD 333,330	333,330
Issue of shares on convertible debenture financing (shares)	869,271
Issue of shares on convertible debenture financing	CAD 2,258,820	2,258,820
Issue of shares on convertible debenture interest payment (shares)	883,533
Issue of shares on convertible debenture interest payment	CAD 2,919,876	2,919,876
Share-based payments	12,493,458		12,493,458
Reserve re-allocation for expired warrants			(595,964)	595,964
Issue of shares of subsidiary to non-controlling interests	3,949,022			147,591	3,801,431
Loss for the period	CAD (56,830,610)			(56,038,329)	(792,281)
Ending Balance (shares) at Dec. 31, 2017	339,339,356
Ending Balance at Dec. 31, 2017	CAD 148,340,705	CAD 196,311,184	CAD 28,050,059	CAD (88,038,390)	CAD 12,017,852